Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2013	2014
Unsecured loans:
with a weighted-average interest rate of 3.89%	77,894
with a weighted-average interest rate of 4.22%		105,836
Secured call money:
with a weighted-average interest rate of 0.11%	10,000
with a weighted-average interest rate of 0.10%		6,000

	87,894	111,836

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2013	2014
Unsecured loans, representing obligations principally to banks:
Due 2013 to 2024, with interest rates ranging from 0.37% to 5.10% per annum	567,952
Due 2014 to 2024, with interest rates ranging from 0.33% to 5.53% per annum		482,778
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,995	29,997
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,998	24,999
Unsecured 1.40% bonds, due 2013	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 0.55% bonds, due 2016	10,000	10,000
Unsecured 0.66% bonds, due 2017	45,000	45,000
Unsecured 0.43% bonds, due 2018	10,000	10,000
Unsecured 0.86% bonds, due 2018		150,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured zero coupon convertible bonds, due 2017	150,000	118,780
Secured 0.10% loans, due 2016		20,000
Capital lease obligations and other:
Due 2013 to 2026, with interest rates ranging from 0.28% to 7.77% per annum	44,125
Due 2014 to 2027, with interest rates ranging from 0.36% to 6.35% per annum		90,560
Guarantee deposits received	15,646	14,152

	1,094,716	1,182,566
Less — Portion due within one year	156,288	265,918

	938,428	916,648

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2015	265,918
2016	128,452
2017	188,851
2018	236,165
2019	199,279
Later fiscal years	163,901

Total	1,182,566